Balance Sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
CURRENT ASSETS
Cash and Cash Equivalents	$ 82	$ 173
Accounts Receivable	0	0
Other Assets	118,000	13,600
Total Current Assets	118,082	13,773
OTHER ASSETS	0	0
TOTAL ASSETS	118,082	13,773
CURRENT LIABILITIES
Accounts Payable and accrued expenses	1,129,369	880,656
Total Current Liabilities	1,129,369	880,656
LONG-TERM LIABILITIES
Stockholder Loans	4,495	4,165
Total Long Term Liabilities	4,495	4,165
TOTAL LIABILITIES	1,133,864	884,821
STOCKHOLDERS' EQUITY(DEFICIT)
Preferred Stock, $.001 par value; 50,000,000 shares authorized, none issued and outstanding	50	50
Common Stock, $001 par value; 750,000,000 shares authorized, 10,000 and 10,000 issued and outstanding	10	10
Additional paid-in-capital	3,873,726	3,873,726
Accumulated Deficit	(4,843,606)	(4,708,408)
Accumulated other comprehensive (loss)	(45,962)	(36,426)
Total Stockholders' Equity(Deficit)	(1,015,782)	(871,048)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY(DEFICIT)	$ 118,082	$ 13,773